Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at May. 10, 2019
Balance (in Shares) at May. 10, 2019
Issuance of Class B common stock to Sponsor		$ 863	$ 24,137		$ 25,000
Issuance of Class B common stock to Sponsor (in Shares)		8,625,000
Sale of units in initial public offering, gross	$ 3,141		314,114,489		314,117,630
Sale of units in initial public offering, gross (in Shares)	31,411,763
Offering costs			(17,724,739)		(17,724,739)
Sale of private placement warrants to Sponsor in private placement			8,282,353		8,282,353
Forfeiture of Class B common stock		$ (78)	78
Forfeiture of Class B common stock (in Shares)		(772,059)
Class A common stock subject to possible redemption	$ (3,005)		(300,476,805)		(300,479,810)
Class A common stock subject to possible redemption (in Shares)	(30,047,981)
Net income (loss)				(942,643)	(942,643)
Balance at Dec. 31, 2019	$ 136	$ 785	4,219,513	779,572	5,000,006
Balance (in Shares) at Dec. 31, 2019	1,363,782	7,852,941
Change in value of Class A common stock subject to possible redemption	$ 50		4,990,700		4,990,750
Change in value of Class A common stock subject to possible redemption (in Shares)	499,075
Net income (loss)				(4,990,755)	(4,990,755)
Balance at Dec. 31, 2020	$ 186	$ 785	$ 9,210,213	$ (4,211,183)	$ 5,000,001
Balance (in Shares) at Dec. 31, 2020	1,862,857	7,852,941